Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information
Schedule of segment revenue, segment loss, and significant segment expenses

	Year Ended December 31,
	2024	2023
Revenue	13,996	17,488
Cost of revenue	5,879	2,888
Program expenses (1)
YUTREPIA	37,352	23,487
L606	12,052	12,551
Generic Treprostinil	720	308
Total program expenses	50,124	36,346
Non-program expenses (2)	15,530	12,854
Personnel, including stock-based compensation	63,757	38,784
Loss from operations	(121,294)	(73,384)
Other income (expense), net	(6,997)	(5,118)
Net loss	(128,291)	(78,502)
(1)	Includes external research and development and general and administrative expenses
(2)	Includes professional service fees, facilities & infrastructure expenses, insurance, depreciation & amortization, and other corporate expenses.